Income Tax Expense - Reconciliation of Tax on Profit Before Taxation and the Tax using the Corporate Income Tax Rate in the PRC Applicable to the Group (Detail) - CNY (¥) ¥ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Reconciliation of accounting profit multiplied by applicable tax rates [abstract]
Profit before income tax expense	¥ 115,206	¥ 53,089	[1]	¥ 45,140	[1]
Tax calculated at a tax rate of 25%	28,802	13,272		11,285
Tax return true-up	554	1,275		1,887
Effect of income taxes from international operations in excess of taxes at the PRC statutory tax rate	4,414	693		1,797
Effect of preferential tax rate	(3,855)	(5,058)		(2,418)
Tax effect of income not subject to tax	(3,278)	(3,401)		(4,935)
Tax effect of expenses not deductible for tax purposes	8,278	5,018		1,155
Tax effect of temporary differences and losses unrecognized as deferred tax assets	7,875	4,497		6,997
Income tax expense	¥ 42,790	¥ 16,296	[1]	¥ 15,768	[1]

[1]	The Group has initially applied IFRS 15 and IFRS 9 at January 1, 2018. Under the transition methods chosen, comparative information is not restated (see Note 3(aa)).